Remuneration System for the Management Board and Employees of the Group - Related Parties - Additional Information (Detail)					12 Months Ended
	Oct. 20, 2020 Beneficiary	Jun. 01, 2020 shares € / shares	May 05, 2020 USD ($)	Apr. 01, 2020 shares € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 EUR (€)
Disclosure of transactions between related parties [line items]
Proportion of voting rights held							30.00%	30.00%
Percentage of annual gross fixed salary and annual bonus							200.00%	200.00%
Total remuneration							€ 14,254,807		€ 11,308,876
Key management personnel compensation, bonus					€ 91,500	$ 100,000	366,000	$ 400,000
Key management personnel compensation, termination benefits							2,443,409		1,191,085
Key management personnel compensation, post-employment benefits							424,300		414,044
Key managerial personnel share based compensation based on modification of terms							€ 4,125,979		3,997,413
Performance share [member]
Disclosure of transactions between related parties [line items]
Share based compensation by share based payment arrangement equity instruments other than options granted during the period							0	0
Supervisory board [member]
Disclosure of transactions between related parties [line items]
Total remuneration							€ 634,752		€ 633,597
Senior management [member] | Performance share [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted									5,065
Share based compensation by shar ebased payment arrangement options granted during the period									5,065
Roland Wandeler, Ph.D. [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, bonus | $			$ 500,000
Roland Wandeler, Ph.D. [member] | Performance share [member]
Disclosure of transactions between related parties [line items]
Share based compensation by share based payment arrangement equity instruments other than options granted during the period							0	0
Jens Holstein [member] | Modification Of Terms Of Share Based Compensation [Member]
Disclosure of transactions between related parties [line items]
Key managerial personnel share based compensation based on modification of terms							€ 487,327
Jens Holstein [member] | Non adjusting event [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, termination benefits					€ 2,300,000
Jens Holstein [member] | Performance share [member]
Disclosure of transactions between related parties [line items]
Share based compensation by share based payment arrangement equity instruments other than options granted during the period							0	0
Markus Enzelberger, Ph.D. [member]
Disclosure of transactions between related parties [line items]
Percentage of severance payment							50.00%	50.00%
Markus Enzelberger, Ph.D. [member] | Modification Of Terms Of Share Based Compensation [Member]
Disclosure of transactions between related parties [line items]
Key managerial personnel share based compensation based on modification of terms									€ 122,683
Markus Enzelberger, Ph.D. [member] | Performance share [member]
Disclosure of transactions between related parties [line items]
Share based compensation by share based payment arrangement equity instruments other than options granted during the period							0	0
Management board [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, post-employment benefits							€ 600,000		300,000
Performance share [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted | shares							7,137	7,137
Share based compensation by shar ebased payment arrangement options granted during the period | shares							7,137	7,137
Exeutive Committee
Disclosure of transactions between related parties [line items]
Number of stock options granted | shares							31,067	31,067
Total Compensation							€ 11,532,252		11,308,876
Performance Unrelated Remuneration For Key Managerial Personnel							5,529,112		3,607,006
Performance related remuneration of key managerial personnel							2,478,346		3,704,457
Key managerial personnel share based compensation based on modification of terms							€ 3,524,794		3,997,413
Share based compensation by share based payment arrangement equity instruments other than options weighted average fair value per share | € / shares		€ 92.79		€ 74.57
Share based compensation by shar ebased payment arrangement options granted during the period | shares							31,067	31,067
Post Employment Benefits							€ 2,443,409		€ 1,191,085
Exeutive Committee | Stock options [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted | shares				36,412
Share based compensation by shar ebased payment arrangement options granted during the period | shares				36,412
Share based compensation by share based payment arrangement options granted weighted average fair value per share | € / shares				€ 36.13
Stock option plan [member] | Senior management [member] | Stock options [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted									100,832
Share based compensation by shar ebased payment arrangement options granted during the period									100,832
Convertible bond plan [member] | Senior management [member] | Convertible bonds [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted									11,233
Share based compensation by shar ebased payment arrangement options granted during the period									11,233
Performance share plan [member]
Disclosure of transactions between related parties [line items]
Share based compensation by share based payment arrangement equity instruments other than options granted during the period | shares		8,361		9,363
Performance share plan [member] | Senior management [member] | Performance share [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted									63,786
Share based compensation by shar ebased payment arrangement options granted during the period									63,786
2016 long-term incentive plan [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted | shares							0	0
Number of share options exercised | shares							(91,037)	(91,037)
Share based compensation by share based payment arrangement equity instruments other than options weighted average fair value per share | € / shares							€ 0
Share based compensation by shar ebased payment arrangement options granted during the period | shares							0	0
2016 long-term incentive plan [member] | Performance share [member]
Disclosure of transactions between related parties [line items]
Share based compensation by share based payment arrangement equity instruments other than options granted during the period | Beneficiary	91,037
2016 long-term incentive plan [member] | Exeutive Committee
Disclosure of transactions between related parties [line items]
Number of stock options granted | shares				7,493
Share based compensation by shar ebased payment arrangement options granted during the period | shares				7,493